Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease [Line Items]
Balance	$ 407	$ 168
Additions following the acquisition of POM		16
Additions during the year	4,099	512
Terminations during the year	(239)
Amortization during the year	(619)	(286)	$ (146)
Effect of CPI	145
Effect of changes in exchange rates	(393)	(3)
Balance	$ 3,400	$ 407	$ 168